LONG-TERM DEBT (Details 3) (USD $)	12 Months Ended									6 Months Ended	12 Months Ended					12 Months Ended							12 Months Ended					12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 13, 2013 Eagle Ford Hunter	Dec. 31, 2012 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]		Dec. 31, 2011 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]		Sep. 28, 2011 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]	Jun. 30, 2013 Senior Revolving Credit Facility	Dec. 31, 2012 Senior Revolving Credit Facility	Dec. 31, 2011 Senior Revolving Credit Facility	Dec. 31, 2010 Senior Revolving Credit Facility	Apr. 13, 2013 Senior Revolving Credit Facility	Feb. 25, 2013 Senior Revolving Credit Facility	Dec. 31, 2012 Senior Revolving Credit Facility Fiscal quarter ended December 31, 2012	Dec. 31, 2012 Senior Revolving Credit Facility Fiscal quarter ended March 31, 2013	Dec. 31, 2012 Senior Revolving Credit Facility Fiscal quarter ended June 30, 2013	Dec. 31, 2012 Senior Revolving Credit Facility Fiscal quarter ended September 30, 2013 and each fiscal quarter thereafter	Dec. 31, 2012 Senior Revolving Credit Facility Base rate	Dec. 31, 2012 Senior Revolving Credit Facility Base rate Minimum	Dec. 31, 2012 Senior Revolving Credit Facility Base rate Maximum	Dec. 31, 2012 Senior Revolving Credit Facility Prime lending rate	Dec. 31, 2012 Senior Revolving Credit Facility Federal funds rate	Dec. 31, 2012 Senior Revolving Credit Facility Adjusted LIBOR for one-month interest period	Dec. 31, 2012 Senior Revolving Credit Facility Adjusted LIBOR Minimum	Dec. 31, 2012 Senior Revolving Credit Facility Adjusted LIBOR Maximum	Dec. 31, 2012 Letter of credit facility	May 16, 2012 Second Lien Term Loan Due October 13 2016 at 8 Percent Interest Rate [Member]
Notes payable disclosures
Interest Expense	$ (51,616,000)	$ (11,752,000)	$ (3,584,000)
Maximum borrowing capacity										750,000,000																		10,000,000
Borrowing base minimum											337,500,000
Conforming borrowing base											306,250,000			265,000,000	350,000,000
Non-conforming borrowing base											31,250,000
Borrowings under non-conforming borrowing base											0
Equity ownership interest sold (as a percent)				100.00%
Commitment fee percentage																												0.50%
Variable rate basis																				alternate base rate			Prime Rate	Federal Funds Effective Rate
Variable rate spread																					1.25%	2.75%		0.50%	1.00%	2.25%	3.75%
Additional interest rate in case of default											2.00%
Amount of dividends on preferred stock as per debt covenants											45,000,000
Current ratio											1.0
EBITDAX to interest expense ratio											2.5
Debt to EBITDAX Ratio required for material asset sale											4.0					4.75	4.50	4.25	4.00
Material asset sale net proceeds minimum											15,000,000
Minimum rate of value of oil and gas properties secured for obligations under senior credit facility										80.00%
Long-term debt, principal amount, outstanding	890,760,000	290,389,000			0	[1]	100,000,000	[1]	100,000,000		225,000,000	142,000,000
Write off of Deferred Debt Issuance Cost																													2,800,000
Amortization of Financing Costs	7,100,000	3,600,000	1,200,000								7,400,000	3,600,000	1,200,000
Time period for capitalization of significant construction projects (more than six months)	6 months
Interest cost capitalized during period	4,400,000	0	0
Interest expense	$ (51,616,000)	$ (11,752,000)	$ (3,584,000)

[1]	The Company’s second lien term loan was paid in full in May 2012 in connection with the issuance of the Company’s Senior Notes.